Description of Business (Details)	Mar. 31, 2025	Dec. 31, 2024
VeeaSystems Inc [Member]
Description of Business [Line Items]
Ownership percentage	95.00%
VeeaSystems MX [Member]
Description of Business [Line Items]
Ownership percentage		95.00%
Chief Executive Officer [Member] | VeeaSystems Inc [Member]
Description of Business [Line Items]
Ownership percentage	5.00%
Veeas CEO [Member] | VeeaSystems MX [Member]
Description of Business [Line Items]
Ownership percentage		5.00%